Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Liabilities	£ 668,607	£ 655,485	£ 683,557
Lease liabilities	630	670
Bank deposits
Financial instruments
Liabilities	31,452	22,190
Financial Liabilities	31,452	22,190
Items in course of transmission to other banks	136	92
Customer deposits
Financial instruments
Liabilities	433,490	431,377
Settlement balances
Financial instruments
Liabilities	1,729	6,645
Trading liabilities
Financial instruments
Liabilities	54,714	53,636
Financial Liabilities	54,714	53,636
Derivatives
Financial instruments
Liabilities	72,082	72,395
Financial Liabilities	72,082	72,395
Net hedging derivative liabilities	464	270
Other financial liabilities
Financial instruments
Liabilities	61,087	55,089
Financial Liabilities	61,087	55,089
Subordinated liabilities
Financial instruments
Liabilities		5,714
Financial Liabilities	6,136	5,714
Notes in circulation
Financial instruments
Liabilities	3,316	3,237
Financial Liabilities	3,316	3,237
Other Financial liabilities
Financial instruments
Liabilities	4,601	5,202
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	8,998	8,731
Other liabilities
Financial instruments
Liabilities	3,917	4,454
Other liabilities | Other Financial liabilities
Financial instruments
Liabilities	3,917	4,454
Held-for-trading
Financial instruments
Liabilities	126,796	126,031
Financial Liabilities	126,300	125,800
Held-for-trading | Trading liabilities
Financial instruments
Liabilities	54,714	53,636
Held-for-trading | Derivatives
Financial instruments
Liabilities	72,082	72,395
DFV
Financial instruments
Liabilities	3,782	3,125
DFV | Other financial liabilities
Financial instruments
Liabilities	3,548	2,888
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
DFV | Subordinated liabilities
Financial instruments
Liabilities	234	237
Amortised cost
Financial instruments
Liabilities	534,112	521,875
Lease liabilities	630	670
Amortised cost | Bank deposits
Financial instruments
Liabilities	31,452	22,190
Financial Liabilities	31,500	22,200
Amortised cost | Customer deposits
Financial instruments
Liabilities	433,490	431,377
Financial Liabilities	433,500	431,400
Amortised cost | Settlement balances
Financial instruments
Liabilities	1,729	6,645
Financial Liabilities	1,700	6,600
Amortised cost | Other financial liabilities
Financial instruments
Liabilities	57,539	52,201
Amortised cost | Subordinated liabilities
Financial instruments
Liabilities	5,902	5,477
Financial Liabilities	5,900	5,500
Amortised cost | Notes in circulation
Financial instruments
Liabilities	3,316	3,237
Financial Liabilities	3,300	3,200
Amortised cost | Other Financial liabilities
Financial instruments
Liabilities	£ 684	£ 748